Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Cash Payments	Cash payments during fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Cash payments:
Interest	¥121,253	¥116,271	¥105,308
Income taxes	50,153	49,190	11,955